Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
November 30, 2023
ELE-NPRT3-0124
1.810682.119
Common Stocks - 96.3%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)	1,097,800	613,341
Semiconductors & Semiconductor Equipment - 96.3%
Semiconductor Materials & Equipment - 12.8%
ASML Holding NV (depository receipt)	663,800	453,879,888
Lam Research Corp.	611,773	437,980,526
Nova Ltd. (a)(b)	1,161,728	149,409,838
Teradyne, Inc. (b)	3,806,022	351,029,409
		1,392,299,661
Semiconductors - 83.5%
Advanced Micro Devices, Inc. (a)	3,307,918	400,787,345
Allegro MicroSystems LLC (a)(b)	3,913,000	106,511,860
Alpha & Omega Semiconductor Ltd. (a)	513,296	10,979,401
Ambarella, Inc. (a)	312,589	18,352,100
Arm Holdings Ltd. ADR (b)	96,800	5,953,200
Broadcom, Inc.	556,427	515,101,167
Cirrus Logic, Inc. (a)	815,879	61,933,375
GaN Systems, Inc. (c)	2,131,542	214,589
GaN Systems, Inc. (c)	2,131,542	21
GlobalFoundries, Inc. (a)(b)	10,378,340	557,213,075
Impinj, Inc. (a)(b)(d)	1,882,496	157,357,841
Lattice Semiconductor Corp. (a)	2,137,957	125,177,382
MACOM Technology Solutions Holdings, Inc. (a)	2,078,063	174,515,731
Marvell Technology, Inc.	13,926,273	776,111,194
Microchip Technology, Inc.	5,166,661	431,106,194
Micron Technology, Inc.	5,439,000	414,016,680
Monolithic Power Systems, Inc.	502,561	275,765,272
NVIDIA Corp.	5,704,168	2,667,839,373
NXP Semiconductors NV	4,841,214	987,994,953
ON Semiconductor Corp. (a)	11,388,588	812,347,982
Silicon Motion Tech Corp. sponsored ADR	189,300	11,130,840
Synaptics, Inc. (a)	321,123	32,510,493
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,564,000	541,432,840
		9,084,352,908
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,476,652,569
TOTAL COMMON STOCKS (Cost $6,330,419,055)		10,477,265,910

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (a)(c)(e)	739,500	562,020
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. Series C1 (c)(e)	17,041	954,296
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(e)	189,999	5,513,771
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A (a)(c)(e)	269,049	2,712,014
Series B (a)(c)(e)	45,810	461,765
Series C (a)(c)(e)	185,800	1,872,864
Series D (a)(c)(e)	1,092,759	11,015,011
		16,061,654
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(c)(e)	444,283	8,197,021
Retym, Inc. Series C (c)(e)	458,946	3,515,526
SiMa.ai:
Series B (a)(c)(e)	309,900	1,980,261
Series B1 (a)(c)(e)	163,147	1,207,288
		14,900,096
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		30,961,750
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (c)(e)	271,273	5,135,198
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,292,623)		43,127,035

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(e) (Cost $551,929)	551,929	555,406

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	143,158,155	143,186,786
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	370,699,117	370,736,187
TOTAL MONEY MARKET FUNDS (Cost $513,922,973)		513,922,973

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,886,186,580)	11,034,871,324
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(155,037,748)
NET ASSETS - 100.0%	10,879,833,576

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,682,441 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296

Astera Labs, Inc. Series A	5/17/22	2,736,094

Astera Labs, Inc. Series B	5/17/22	465,865

Astera Labs, Inc. Series C	8/24/21	624,622

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

Lightmatter, Inc. Series C	5/19/23	4,464,286

Menlo Micro, Inc. Series C	2/09/22	980,207

Retym, Inc. Series C	5/17/23 - 6/20/23	3,571,426

SiMa.ai Series B	5/10/21	1,588,981

SiMa.ai Series B1	4/25/22 - 10/17/22	1,156,859

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,013,198

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	551,929

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	91,823,488	2,363,401,547	2,312,038,249	6,412,359	-	-	143,186,786	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	119,203,612	1,851,516,477	1,599,983,902	2,146,530	-	-	370,736,187	1.4%
Total	211,027,100	4,214,918,024	3,912,022,151	8,558,889	-	-	513,922,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Impinj, Inc.	8,895,752	176,603,698	-	-	-	(28,141,609)	157,357,841
Total	8,895,752	176,603,698	-	-	-	(28,141,609)	157,357,841

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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